BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 197	$ 1,010
Total Current Assets	197	1,010
Total Assets	197	1,010
Current Libilities
Due to related party	2,106	44,839
Total Current Liabilities	2,106	44,839
Total Liabilities	2,106	44,839
Stockholders' Equity
Common stock, par value $0.001; 500,000,000 shares authorized; 223,364,475 and 199,175,486 shares issued and outstanding	99,694	99,175
Common stock reserved	147	147
Additional paid in capital	535,514	432,253
Accumulated deficit	(637,264)	(575,404)
Total stockholders' equity	(1,909)	(43,829)
Total liabilities and stockholders' equity	$ 197	$ 1,010